UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21284

Nicholas-Applegate Convertible & Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Nicholas-Applegate Convertible & Income Fund

Annual Report February 28, 2005

Contents
Letter to Shareholders	1
Performance & Statistics	2
Schedule of Investments	3-8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12-16
Tax Information/Other Information	16
Financial Highlights	17
Report of Independent Registered Public
Accounting Firm	18
Dividend Reinvestment Plan	19
Privacy Policy, Proxy Voting Policies & Procedures	20
Board of Trustees	21

Nicholas-Applegate Convertible & Income Fund Letter to Shareholders

April 19, 2005
Dear Shareholder:

We are pleased to provide you with the annual report of the Nicholas-Applegate Convertible & Income Fund (the “Fund”) for the year ended February 28, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at 1-800-331-1710. Also, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC) the Fund’s investment manager and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 1

Nicholas-Applegate Convertible & Income Fund Performance & Statistics

February 28, 2005 (unaudited)
Symbol:	Primary Investments:	Inception Date:
NCV	At least 50% of total assets	March 31, 2003
in convertible securities.
Objective:		Total Net Assets : (1)
To provide total return through		$1.611 billion
a combination of
capital appreciation and		Portfolio Manager:
high current income.		Douglas Forsyth

		Net Asset
		Value
Total Return(2) :	Market Price	(“NAV”)

Six months	8.19%	12.50%

1 year	11.53%	11.14%

Commencement of Operations (3/31/03) to 2/28/05	15.88%	19.59%

Market Price/Net Asset Value:

Market Price	$15.82

NAV	$16.07

Market Price Yield(3)	9.48%

Discount to NAV	1.56%

Common Share Market Price/NAV Performance:

Commencement of Operations (3/31/03) to 2/28/05

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at February 28, 2005.

2 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

CORPORATE BONDS & NOTES—44.5%
	Advertising—0.7%
$10,000	RH Donnelley Financial Corp., 10.875%, 12/15/12	B2/B+	$11,725,000

	Airlines—0.2%
3,980	Northwest Airlines Corp., 10.00%, 2/1/09	Caa1/CCC+	2,865,600

	Apparel—0.0%
580	Warnaco, Inc., 8.875%, 6/15/13	B1/B	639,450

	Automotive—1.6%
4,485	Collins & Aikman Products Corp., 10.75%, 12/31/11	B2/CCC+	4,260,750
14,505	Collins & Aikman Products Corp., 12.875%, 8/15/12 (a)	B3/CCC+	10,153,500
10,558	HLI Operating Co., Inc., 10.50%, 6/15/10	B1/B+	10,874,740

			25,288,990

	Building / Construction—0.4%
5,650	William Lyon Homes Inc., 10.75%, 4/1/13	B2/B	6,441,000

	Chemicals—3.6%
2,700	Huntsman LLC., 11.50%, 7/15/12 (a)	B2/B	3,213,000
5,713	Huntsman LLC., 11.625%, 10/15/10	B1/BB-	6,898,448
3,120	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	B1/B+	3,416,400
5,115	Lyondell Chemical Co., 10.875%, 5/1/09	B3/B-	5,345,175
5,435	Lyondell Chemical Co., 11.125%, 7/15/12	B1/B+	6,413,300
10,545	PolyOne Corp., 10.625%, 5/15/10	B3/B+	12,021,300
9,250	Resolution Performance Products LLC., 13.50%, 11/15/10	Caa2/CCC	10,151,875
8,525	Rhodia SA., 10.25%, 6/1/10	B3/CCC+	9,846,375

			57,305,873

	Commercial Services—2.0%
11,990	Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C	Caa1/NR	10,940,875
7,890	Venture, Inc., 9.25%, 4/1/14	B2/B	8,245,050
11,000	Xerox Corp., 9.75%, 1/15/09	Ba2/B+	12,773,750

			31,959,675

	Containers—0.0%
170	Stone Container Corp., 8.375%, 7/1/12	B2/B	184,025

	Electronics—2.3%
5,160	IMAX Corp., 9.625%, 12/1/10	B3/B-	5,643,750
10,100	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	11,514,000
4,500	Seitel Inc., 11.75%, 7/15/11	B3/B-	5,085,000
12,400	Stoneridge, Inc., 11.50%, 5/01/12	B1/B+	14,074,000

			36,316,750

	Energy—0.8%
11,000	Reliant Resources Inc., 9.50%, 7/15/13	B1/B+	12,375,000

	Engineering—0.6%
3,250	Shaw Group Inc., 10.75%, 3/15/10	Ba3/B+	3,623,750
5,980	URS Corp., 11.50%, 9/15/09	Ba3/B+	6,817,200

			10,440,950

	Finance—0.2%
2,590	Metris Companies Inc., 10.125%, 7/15/06	Caa2/CCC	2,641,800

	Financial Services—0.4%
5,750	Alamosa Delaware Inc., 11.00%, 7/31/10	Caa1/CCC+	6,727,500

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 3

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Food Products—0.6%
$8,820	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	$9,790,200

	Healthcare—0.4%
2,316	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	2,431,800
1,000	Medcath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,100,000
2,365	Vicar Operating, Inc., 9.875%, 12/1/09	B2/B	2,568,981

			6,100,781

	Home Builders—1.1%
12,325	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	13,545,372
3,865	Standard-Pacific Corp., 9.50%, 9/15/10	Ba2/BB	4,140,381

			17,685,753

	Home Furnishings—1.2%
10,290	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B+	11,396,175
6,700	Jarden Corp., 9.75%, 5/1/12	B3/B-	7,303,000

			18,699,175

	Hotels/Gaming—1.6%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/BB-	11,812,500
13,450	Penn National Gaming, Inc., 11.125%, 3/1/08, Ser. B	B2/B	14,197,820

			26,010,320

	Leisure—1.0%
9,449	Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D	Ca/CCC-	7,795,425
8,000	Equinox Holding Inc., 9.00%, 12/15/09	B3/B-	8,460,000

			16,255,425

	Machinery—1.1%
15,690	Case New Holland Inc., 9.25%, 8/1/11 (a)	Ba3/BB-	17,259,000

	Manufacturing—0.4%
5,650	Jacuzzi Brands Inc., 9.625%, 7/1/10	B3/B	6,342,125

	Metals/Mining—1.1%
11,800	AK Steel Corp., 7.875%, 2/15/09	B1/B+	12,124,500
5,040	Oregon Steel Mills Inc., 10.00%, 7/15/09	B1/B	5,607,000

			17,731,500

	Miscellaneous—2.8%
46,020	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	45,933,712

	Multi-Media—2.9%
12,250	Charter Communications Holdings, Inc., 10.75%, 10/1/09	Ca/CCC-	10,565,625
8,330	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	9,027,638
5,430	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	6,027,300
1,800	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	1,971,000
10,000	Spanish Broadcasting System, Inc., 9.625%, 11/1/09	Caa1/CCC+	10,512,500
7,586	XM Satellite Radio Inc., 12.00%, 6/15/10	Caa1/CCC+	8,970,445

			47,074,508

	Office Furnishings—1.1%
5,375	Interface Inc., 9.50%, 2/1/14	Caa3/CCC	5,872,187
6,490	Interface, Inc., 10.375%, 2/1/10	Caa1/B-	7,528,400
3,246	Tempur-Pedic Inc., 10.25%, 8/15/10	B2/B	3,700,440

			17,101,027

4 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Oil & Gas—1.6%
$10,000	Petroleum Geo-Services ASA., 10.00%, 11/5/10	NR/NR	$11,550,000
13,330	Sonat, Inc., 7.625%, 7/15/11	Caa1/CCC+	13,896,525

			25,446,525

	Paper Products—1.4%
7,840	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	7,859,600
12,650	Georgia-Pacific Corp., 9.375%, 2/1/13	Ba2/BB+	14,626,563

			22,486,163

	Pharmaceuticals—0.3%
4,185	Leiner Health Products Corp., 11.00%, 6/1/12	B3/CCC+	4,603,500

	Recycling—0.5%
6,700	Imco Recycling Inc., 10.375%, 10/15/10	B2	7,571,000

	Retail—3.1%
3,260	Eye Care Centers of America, 10.75%, 2/15/15 (a)	Caa1/CCC+	3,219,250
4,950	Friendly Ice Cream Corp., 8.375%, 6/15/12	B2/B-	4,789,125
9,110	Michaels Stores, Inc., 9.25%, 7/1/09	Ba1/BB+	9,611,050
4,240	Mothers Work Inc., 11.25%, 8/1/10	Caa1/B	4,261,200
13,815	Rite Aid Corp., 11.25%, 7/1/08	Caa1/B-	14,851,125
7,500	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	8,353,125
4,000	United Auto Group, Inc., 9.625%, 3/15/12	B3/B	4,440,000

			49,524,875

	Semi-conductors—0.8%
13,085	Amkor Technology, Inc., 10.50%, 5/1/09	Caa1/CCC+	12,332,612

	Telecommunications—6.4%
2,000	Crown Castle International, Inc., 9.00%, 5/15/11	B3/CCC+	2,090,000
13,395	Crown Castle International, Inc., 10.75%, 5/15/11	B3/CCC+	14,433,112
13,255	Millicom International Cellular S.A., 10.00%, 12/1/13 (a)	B3/B-	14,050,300
17,000	Nextel Communications Corp., 5.25%, 1/15/10	Ba3/BB	17,403,750
11,065	Primus Telecommunications Group, Inc., 8.00%, 1/15/14	B3/CCC	8,464,725
12,500	Primus Telecommunications Group, Inc., 12.75%, 10/15/09	Caa2/CCC	11,781,250
11,960	Qwest Services Corp., 14.50%, 12/15/14 (a)	Caa1/B	15,009,800
10,170	Time Warner Telecom, Inc., 10.125%, 2/1/11	B3/CCC+	10,398,825
11,065	Triton PCS, Inc., 9.375%, 2/1/11	Ca/CCC	9,681,875

			103,313,637

	Utilities—1.8%
13,025	AES Corp., 9.50%, 6/1/09.	B1/B-	15,011,313
11,000	Mission Energy Holdings International Inc., 13.50%, 7/15/08	B3/CCC	13,750,000

			28,761,313

	Waste Disposal—0.5%
7,194	Allied Waste, Inc., 10.00%, 8/1/09, Ser. B	Caa2/B+	7,580,677

	Total Corporate Bonds & Notes (cost-$696,010,046)		712,515,441

CONVERTIBLE BONDS & NOTES—26.0%
	Aerospace—0.3%
3,500	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B	4,703,125

	Airlines—1.6%
20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	16,560,460
12,485	Northwest Airlines Corp., 6.625%, 5/15/23	Caa1/CCC+	9,426,175

			25,986,635

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Chemicals—1.1%
$ 7,020	Millennium Chemicals Inc., 4.00%, 11/15/23	B1/B+	$17,865,900

	Commercial Services—2.8%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,271,625
13,450	Memberworks Inc., 5.50%, 10/1/10	NR/B-	16,274,500
17,314	World Color Press, Inc., 6.00%, 10/1/07	Ba1/BB+	17,768,493

			44,314,618

	Financing—1.3%
18,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	21,298,125

	Healthcare—0.5%
2,800	Genesis HealthCare Corp., 2.50%, 3/15/25 (a)	NR/NR	2,824,500
3,700	Matria Healthcare Inc., 4.875%, 5/1/24	NR/B-	6,132,750

			8,957,250

	Internet—1.2%
18,800	E*Trade Group, Inc., 6.00%, 2/1/07	NR/B-	19,293,500

	Manufacturing—1.1%
12,900	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)	B3/B-	18,011,625

	Metals & Mining—1.1%
11,650	Freeport-McMoRan Copper & Gold Inc., 7.00%, 2/11/11	NR/B+	17,606,063

	Multi-Media—1.1%
16,995	Echostar Communications Corp., 5.75%, 5/15/08	B2/B	17,377,388

	Oil & Gas—1.9%
11,950	Kerr-McGee Corp., 5.25%, 2/15/10	Ba1/BBB-	15,236,250
7,339	St. Mary Land & Exploration Corp., 5.75%, 3/15/22	NR/NR	15,054,124

			30,290,374

	Pharmaceuticals—2.2%
9,650	Ligand Pharmaceutical Inc., 6.00%, 11/16/07	NR/NR	16,417,063
17,750	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	18,349,063

			34,766,126

	Retail—2.9%
14,859	Gap, Inc., 5.75%, 3/15/09	Ba1/BBB-	19,781,044
6,105	Guitar Center, Inc., 4.00%, 7/15/13	B1/B+	11,050,050
15,708	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B+	15,531,285

			46,362,379

	Semi-conductors—2.1%
14,300	Advanced Micro Devices, Inc., 4.75%, 2/1/22	B3/B-	14,800,500
19,742	Amkor Technology, Inc., 5.00%-5.75%, 6/1/06-3/15/07	Caa1/CCC+	18,884,572

			33,685,072

	Software—1.0%
14,500	Computer Associates International, Inc., 5.00%, 3/15/07	Ba1/BBB-	16,294,375

	Telecommunications—3.8%
19,000	American Tower Corp., 5.00%, 2/15/10	B3/CCC	19,023,750
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	17,032,875
8,740	Crown Castle International, Inc., 4.00%, 7/15/10	NR/CCC+	15,447,950
9,245	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	8,886,756

			60,391,331

	Total Convertible Bonds & Notes (cost-$401,209,270)		417,203,886

6 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

CONVERTIBLE PREFERRED STOCK—25.5%
	Automotive—2.1%
326	Ford Motor Co Capital Trust II., 6.50%, 1/15/32	Baa2/BB	$16,212,289
698	General Motors Corp., 6.25%, 7/15/33, Ser. C	Baa2/BBB-	17,103,816

			33,316,105

	Banking—1.1%
322	Washington Mutual, Inc., 5.375%, 5/1/41	Baa1/BBB	17,825,911

	Commercial Services—1.6%
442	United Rentals, Inc., 6.50%, 8/1/28	B3/B	19,061,250
45	Xerox Corp., 6.25%, 7/1/06	B1/B-	6,149,250

			25,210,500

	Financial Services—2.1%
326	Capital One Financial Corp., 6.25%, 5/17/05	Baa3/BBB-	16,752,141
540	Genworth Financial Inc., 6.00%, 5/16/07	A2/A	17,825,400

			34,577,541

	Insurance—3.3%
537	Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05	NR/NR	16,054,018
765	PMI Group Inc., 5.875%, 11/15/06	A1/A	19,507,500
705	XL Capital Ltd., 6.50%, 5/15/07	A2/A	17,230,200

			52,791,718

	Metals/Mining—2.9%
218	Arch Coal Inc., 5.00%, 12/31/49	B3/B	24,273,624
113	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	22,746,725

			47,020,349

	Oil & Gas—6.4%
292	Amerada Hess Corp., 7.00%, 12/1/06	Ba3/BB	25,692,990
156	Chesapeake Energy Corp., 5.00%, 12/31/49	B3/B-	22,620,000
267	Public Service Enterprise Group Inc., 10.25%, 11/16/05	Baa3/BBB-	18,449,700
550	ONEOK, Inc., 8.50%, 2/16/06	Baa1/BBB+	19,904,500
178	Williams Cos., Inc., 5.50%, 6/1/33	NR/B-	16,361,400

			103,028,590

	Pharmaceuticals—1.8%
544	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	28,146,560

	Retail—1.0%
669	Albertson’s Inc., 7.25%, 5/16/07	Baa2/BBB	16,049,310

	Telecommunications—1.0%
28	Corning, Inc., 7.00%, 8/16/05 Ser. C	B1/BB-	16,155,878

	Utilities—2.2%
370	AES Trust III, 6.75%, 10/15/29	B3/CCC+	18,403,800
270	FPL Group, Inc., 8.00%, 02/16/06	NR/A-	16,633,536

			35,037,336

	Total Convertible Preferred Stock (cost—$360,614,327)		409,159,798

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 7

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

February 28, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

SHORT-TERM INVESTMENTS—4.0%
Time Deposit—2.8%
$45,805	Bank of America, 2.00%, 3/1/05 (cost—$45,804,602)		$45,804,602

U.S. GOVERNMENT SECURITIES—1.2%
	United States Treasury Notes,
18,000	10.75%, 8/15/05, (cost—$18,749,002)	Aaa/AAA	18,649,692

	Total Short-Term Investments (cost—$64,553,604)		64,454,294

	Total Investments (cost—$1,522,387,247)—100%		$1,603,333,419

Notes to Schedule of Investments

* Unaudited.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securi- ties may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(b)	Credit-linked trust certificate

Glossary: NR — Not Rated

8 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund Statement of Assets and Liabilities

February 28, 2005

Assets:
Investments, at value (cost–$1,522,387,247)	$1,603,333,419

Cash	845

Interest and dividends receivable	20,555,537

Interest rate cap premium paid	5,131,875

Unrealized appreciation on interest rate cap	2,067,248

Receivable for investments sold	1,006,533

Prepaid expenses	72,229

Total Assets	1,632,167,686

Liabilities:
Payable for investments purchased	11,548,444

Dividends payable to common and preferred shareholders	8,613,488

Investment management fees payable	858,873

Accrued expenses	145,562

Total Liabilities	21,166,367

Preferred Shares ($0.00001 par value; $25,000 net asset and liquidation value
per share applicable to 21,000 shares issued and outstanding)	525,000,000

Net Assets Applicable to Common Shareholders	$1,086,001,319

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 67,565,052 shares issued and outstanding)	$676

Paid-in-capital in excess of par	963,712,176

Undistributed net investment income	10,772,076

Accumulated net realized gain on investments	28,502,971

Net unrealized appreciation of investments and interest rate cap	83,013,420

Net Assets Applicable to Common Shareholders	$1,086,001,319

Net Asset Value Per Common Share	$16.07

See accompanying Notes to Financial Statements | 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 9

Nicholas-Applegate Convertible & Income Fund Statement of Operations
Year ended February 28, 2005

Investment Income:
Interest (net of foreign withholding taxes of $11,613)	$87,730,466

Dividends	24,249,850

Total Investment Income	111,980,316

Expenses:
Investment management fees	11,187,627

Auction agent fees and commissions	1,338,867

Custodian and accounting agent fees	209,530

Shareholder reports and notices	186,166

New York Stock Exchange listing fees	72,725

Trustees’ fees and expenses	72,245

Audit and tax services	66,202

Legal fees	52,007

Transfer agent fees	36,418

Insurance expense	32,736

Investor relations	19,106

Miscellaneous	16,839

Total expenses	13,290,468

Net Investment Income	98,689,848

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	76,152,203

Interest rate cap	434,948
Net change in unrealized appreciation/depreciation of:
Investments	(54,927,852)

Interest rate cap	3,605,016

Net realized and unrealized gain (loss) on investments and interest rate cap	25,264,315

Net Increase in Net Assets Resulting from Investment Operations	123,954,163

Dividends and Distributions on Preferred Shares from:
Net investment income	(8,047,820)

Net realized gains	(1,139,514)

Total dividends and distributions on preferred shares	(9,187,334)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from
Investment Operations	$114,766,829

10 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund	Statement of Changes in Net Assets
Applicable to Common Shareholders

		For the Period
		March 31, 2003*
	Year ended	through
	February 28, 2005	February 29, 2004

Investment Operations:
Net investment income	$98,689,848	$84,135,374

Net realized gain on investments and interest rate cap	76,587,151	37,441,739

Net change in unrealized appreciation/depreciation of investments
and interest rate cap	(51,322,836)	134,336,256

Net increase in net assets resulting from investment operations	123,954,163	255,913,369

Dividends and Distributions on Preferred Shares from:
Net investment income	(8,047,820)	(4,746,936)

Net realized gains	(1,139,514)	—

Total dividends and distributions on preferred shares	(9,187,334)	(4,746,936)

Net increase in net assets applicable to common shareholders
resulting from investment operations	114,766,829	251,166,433

Dividends and Distributions to Common Shareholders from:
Net investment income	(99,815,537)	(87,505,712)

Net realized gains	(54,342,014)	(1,981,532)

Total dividends and distributions to common shareholders	(154,157,551)	(89,487,244)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	936,067,125

Preferred shares underwriting discount charged to paid-in
capital in excess of par	—	(5,250,000)

Common stock and preferred shares offering costs charged to
paid-in capital in excess of par	—	(2,144,045)

Reinvestment of dividends and distributions	23,559,496	11,380,273

Net increase from capital share transactions	23,559,496	940,053,353

Total increase (decrease) in net assets applicable to common shareholders	(15,831,226)	1,101,732,542

Net Assets Applicable to Common Shareholders:
Beginning of period	1,101,832,545	100,003

End of period (including undistributed net investment income
of $10,772,076 and $3,151,554, respectively)	$1,086,001,319	$1,101,832,545

Common Shares Issued and Reinvested:
Issued	—	65,345,000

Issued in reinvestment of dividends and distributions	1,480,665	732,406

Net Increase	1,480,665	66,077,406

* Commencement of operations

See accompanying Notes to Financial Statements | 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 11

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements

February 28, 2005

1. Organization and Significant Accounting Policies

Nicholas-Applegate Convertible & Income Fund (the “Fund”) was organized as a Massachusetts business trust January 17, 2003. Prior to commencing operations on March 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940. Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund’s investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The prices used the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions—Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended February 28, 2005, the permanent differences of $16,794,031 was primarily attributable to the differing treatment of amortization of premium and the character of realized gains on sales of certain convertible preferred debt securities. To the extent these dividends

12 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements

February 28, 2005

and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f) Interest Rate Caps

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund’s exposure to changes in short-term rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(g) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager and Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at the annual rate of 0.70% of the Fund’s average daily total managed assets. Total managed assets refers to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund’s investment decisions. For its services, pursuant to a Sub-Advisory Agreement, the Investment Manager and not the Fund pays the Sub-Adviser a monthly fee.

3. Investment in Securities

For the year ended February 28, 2005, purchases and sales of investments, other than short-term securities, were $1,088,217,452 and $1,144,726,765, respectively.

(a) Interest rate cap agreements outstanding at February 28, 2005:
	Notional	Termination		Payments received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation

UBS AG	$525,000,000	1/15/2006	$5,131,875	1 month LIBOR-BBA	$2,067,248
				over 2% strike price

LIBOR—London Interbank Offered Rate

4. Income Tax Information

The tax character of dividends and distributions paid was:

		For the Period
		March 31, 2003
	Year Ended	through
	February 28, 2005	February 29, 2004

Ordinary Income	$146,636,384	$94,234,180
Long-Term Capital Gains	16,708,501	—

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 13

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements

February 28, 2005

At February 28, 2005, the tax character of distributable earnings of $47,259,282 was comprised $11,021,597 of ordinary income and $36,237,685 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,532,979,418. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $109,955,047; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $39,601,046; unrealized appreciation for federal income tax purposes is $70,354,001.

The difference of $10,592,171 between book and tax basis unrealized/depreciation is primarily attributable to wash sales, amortization of premium and original issue discount accrual on debt securities.

5. Auction Preferred Shares

The Fund has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of long-term capital gains, if any, are accumulated daily at an annual rate set through the auction procedures.

For the year ended February 28, 2005, the annualized dividend rate ranged from:
	High	Low	At February 28, 2005

Series A	2.85%	1.02%	2.50%
Series B	2.85%	1.04%	2.54%
Series C	2.85%	1.05%	2.55%
Series D	2.67%	1.05%	2.55%
Series E	2.75%	1.05%	2.60%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On March 1, 2005, a dividend of $0.125 per share was declared to common shareholders payable April 1, 2005 to shareholders of record on March 11, 2005.

On April 1, 2005, a dividend of $0.125 per share was declared to common shareholders payable May 2, 2005 to shareholders of record on April 15, 2005.

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies (“open-end funds”) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

14 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements

February 28, 2005

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with Allianz Global and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General (“NJAG”) on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called “shelf space” arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission’s order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission’s order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September) 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 15

Nicholas-Applegate Convertible & Income Fund Notes to Financial Statements

February 28, 2005

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform its respective investment advisory services relating to the Fund.

8. Corporate Changes

On September 14, 2004, David C. Flattum was appointed to the Board of Trustees and Youse Guia was named as the Fund’s Chief Compliance Officer. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund’s Secretary.

Tax Information: (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund’s tax year-end (February 28, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended February 28, 2005 were as follows:

Dividends to common shareholders from ordinary income	$2.08189
Dividends to preferred shareholders from ordinary income	$383.22952

Distributions to common shareholders from net long-term capital	$0.23361
Distributions to preferred shareholders from net long-term capital	$54.26257

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $1,142,036, or the maximum allowable amount.

The percentage of ordinary dividends paid by the Fund during the year ended February 28, 2005, which qualified for the Dividends Received Deduction available to corporate shareholders was 0.71% or the maximum allowable amount.

Since the Fund’s tax year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported, will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with the Fund’s tax year ended February 28, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

Other Information: (unaudited)

Since February 29, 2004, there have been no: (i) material changes in the Fund’s investment objectives or policies; (ii) changes to the Fund’s charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the persons primarily responsible for the day-to-day management of the Fund’s portfolio.

16 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

		For the Period
		March 31, 2003*
	Year ended	through
	February 28, 2005	February 29, 2004

Net asset value, beginning of period	$16.67	$14.33 **

Income from Investment Operations:
Net investment income	1.48	1.28

Net realized and unrealized gain on investments	0.38	2.61

Total from investment operations	1.86	3.89

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.12)	(0.07)

Net realized gains	(0.02)	—

Total dividends and distributions on preferred shares	(0.14)	(0.07)

Net increase in net assets applicable to common shareholders resulting from
investment operations	1.72	3.82

Dividends and Distributions to Common Shareholders from:
Net investment income	(1.50)	(1.33)

Net realized gains	(0.82)	(0.03)

Total dividends and distributions to common shareholders	(2.32)	(1.36)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	(0.03)

Preferred shares offering costs/underwriting discounts charged to
paid-in capital in excess of par	—	(0.09)

Total capital share transactions	—	(0.12)

Net asset value, end of period	$16.07	$16.67

Market price, end of period	$15.82	$16.38

Total Investment Return (1)	11.53%	18.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,086,001	$1,101,833

Ratio of expenses to average net assets (2)	1.24%	1.17%(3)

Ratio of net investment income to average net assets (2)	9.20%	8.97%(3)

Preferred shares asset coverage per share	$76,698	$77,460

Portfolio turnover	70%	86%

*	Commencement of operations

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Annualized
See accompanying Notes to Financial Statements | 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 17

Nicholas-Applegate Convertible & Income Fund	Report of Independent
Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of Nicholas-Applegate Convertible & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Convertible & Income Fund (the “Fund”) at February 28, 2005, the results of its operations for the year then ended and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period March 31, 2003 (commencement of operations) through February 29, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York April 25, 2005

18 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Dividend Reinvestment Plan

(unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund’s dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)	If common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)	If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund’s transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 19

Nicholas-Applegate Convertible & Income Fund Privacy Policy, Proxy Voting Policies & Procedures

(unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

Proxy Voting Policies & Procedures:

A desciption of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge, upon request, by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.28.05 |

Nicholas-Applegate Convertible & Income Fund Board of Trustees (unaudited)

Name, Age, Position(s) Held with Fund,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee	Principal Occupation(s) During Past 5 Years

The address of each Trustee is 1345 Avenue of the Americas, New York NY 10105.
Robert E. Connor	Corporate Affairs Consultant; Formerly, Senior Vice President,
Age: 70	Corporate Office, Smith Barney, Inc.
Chairman of the Board of Trustees since: 2004
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2007 annual meeting of shareholders.
Trustee/Director of 22 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

Paul Belica	Director, Student Loan Finance Corp., Education Loans, Inc., Goal
Age: 83	Funding I, Inc., Goal Funding II, Inc., and Surety Loan Funding, Inc.;
Trustee since: 2003	Formerly, senior executive and member of the Board of Smith Barney,
Term of office: Expected to stand for re-election	Harris Upham & Co.; CEO of five State of New York agencies.
at 2006 annual meeting of shareholders.
Trustee/Director of 20 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

John J. Dalessandro II	Formerly, President and Director, J.J. Dalessandro II Ltd., registered
Age: 67	broker-dealer and member of the New York Stock Exchange.
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 16 funds in Fund Complex
Trustee of no funds outside of Fund Complex

David C. Flattum	Managing Director, Chief Operating Officer, General Consel and member
Age: 40	of Management Board, Allianz Global Investors of America, L.P.;
Trustee since: 2004	Formerly, Partner, Latham & Watkins LLP (1998-2001).
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 54 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Hans W. Kertess	President, H Kertess & Co.; Formerly, Managing Director, Royal Bank
Age: 65	of Canada Capital Markets.
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2007 annual meeting of shareholders.
Trustee of 21 funds in Fund Complex
Trustee of no funds outside of Fund Complex

R. Peter Sullivan III	Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
Age: 63	Wagner Stott Mercator LLC), specialist firm on the New York Stock
Trustee since: 2004	Exchange.
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 19 funds in Fund Complex
Trustee of no funds outside of Fund Complex

| 2.28.05 | Nicholas-Applegate Convertible & Income Fund Annual Report 21

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Trustees and Principal Officers
Robert E. Connor
Trustee, Chairman
Paul Belica
Trustee
John J. Dalessandro II
Trustee
David C. Flattum
Trustee
Hans W. Kertess
Trustee
R. Peter Sullivan III
Trustee
Brian S. Shlissel
President & Chief Executive Officer
Newton B. Schott, Jr.
Vice President
Douglas Forsyth
Vice President
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
Secretary
Youse Guia
Chief Compliance Officer
Jennifer A. Patula
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund’s website at www.allianzinvestors.com (ii) on the Commission’s website at www.sec.gov, and (iii) at the Commission’s Public Reference Room which is located at the Commission’s headquarters’ office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

On October 21, 2004, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at 1-800-331-1710.

Item 2. Code of Ethics

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4. Principal Accountant Fees and Services

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $51,000 in 2004 and $47,274 in 2005.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $48,000 in 2004 and $8,000 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $2,600 in 2004 and $8,800 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)	Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

Nicholas-Applegate Convertible & Income Fund (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic
   Maintenance testing associated with issuance of Preferred Shares and semiannual report review)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews Tax distribution analysis and planning

Tax authority examination services Tax appeals support services

Accounting methods studies Fund merger support service Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit Any other service that the Public   Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the

Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.
e)	2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)	Not applicable

g)	Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $3,698,180 and the 2005 Reporting Period was $2,386,636.

h)	Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrant

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

Item 6. Schedule of Investments Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Nicholas Applegate Capital Management LLC Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

			TOTAL NUMBER
			OF SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET BE
	OF SHARES	PRICE PAID	ANNOUNCED PLANS OR	PURCHASED UNDER THE PLANS
PERIOD	PURCHASED	PER SHARE	PROGRAMS	OR PROGRAMS

March 2004	N/A	16.78	109,540	N/A
April 2004	N/A	N/A	N/A	N/A
May 2004	N/A	N/A	N/A	N/A
June 2004	N/A	N/A	N/A	N/A
July 2004	N/A	N/A	N/A	N/A
August 2004	N/A	15.94	114,542	N/A
September 2004	N/A	15.75	113,147	N/A
October 2004	N/A	16.04	108,818	N/A
November 2004	N/A	15.98	106,821	N/A
December 2004	N/A	16.22	103,854	N/A
January 2005	N/A	15.74	713,479	N/A
February 2005	N/A	15.81	110,464	N/A

Item 9. Submission of Matters to a Vote of Security Holders

In January 2004, the Registrant’s Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Funds website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates, “which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

Item 10. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)	Exhibit 99.PROXYPOL – Proxy Voting Policies and Procedures

(d)	Exhibit 99.CODE ETH – Code of Ethics

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel

President and Chief Executive Officer

Date May 10, 2005

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date May 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President and Chief Executive Officer

Date May 10, 2005

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date May 10, 2005